Convertible Debentures	12 Months Ended
Dec. 31, 2023
Debt instruments held [abstract]
Convertible Debentures

11. Convertible debentures

On December 15, 2023, the Company completed a private placement of $40,000 aggregate principal amount of unsecured convertible debentures (the "Debentures") with QRC and Taurus Mining Royalty Fund L.P., a fund managed by Taurus Funds Management Pte Limited. The Debentures are unsecured and bear interest at 10% per annum over a 5-year term, interest is payable 70% in cash and 30% in common shares issuable at a price equal to the 20-day volume-weighted average trading price ("VWAP") calculated at each interest payment date.

The Company identified the Debentures as compound financial instruments. In accordance with IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, the liability component excluding the Redemption Option (the "Host Contract") are classified as debt instruments and are measured at amortized cost.

The Company will be entitled to redeem the Debentures at par within a period of fourteen days from the third anniversary of the date of the issuance of the Debentures. Should the Company exercise its right to redeem the Debentures during this period, the holders are entitled to convert all of the outstanding Debentures into Common Shares at a conversion price of US$1.75 (the "Redemption Options"). The Redemption Options are identified as embedded derivatives in accordance with IFRS 9 Financial Instruments and estimated at $1,951 on the issuance (Note 12).

The Debentures will be convertible at the holder's option into Common Shares at a conversion price of $1.90 (the "Conversion Options"). As the number of Common Shares to be issued under the Conversion Options is determined as the converted amount of the Debentures divided by the fixed conversion price of $1.90, the Conversion Options were accounted for separately as equity instruments in accordance with IAS 32 Financial Instruments: Presentation. The Conversion Options were recognized at the residual amount after deducting from the

11. Convertible debentures (continued)

fair value of the instrument as a whole the amount separately determined for the liability component, in accordance with IFRS 9 Financial Instruments.

On the issuance date, principal of $23,471 was allocated to the Host Contract, $1,951 was allocated to the Redemption Options as embedded derivatives (Note 12) and the residual value of $14,578 was allocated to the Conversion Options as equity. A deferred tax liability of $2,309 related to the taxable temporary difference arising from the equity portion of the Debentures was recognized as an offset in equity. The Company incurred transaction costs and fees of $1,481 for the issuance of the Debentures, of which $943 was allocated as an reduction to the liability portion and the residual value of $538 was allocated as reduction to the Conversion Options as equity.

The following outlines the movement of the Debentures during year ended December 31, 2023:

($)
Face value of the Debentures issued on December 15, 2023	40,000
Less: Transaction costs and fees	(943)
Less: Redemption Option classified as embedded derivatives (Note 12)	(1,951)
Less: Equity component of convertible debentures issued for cash	(14,578)
Interest expense	235
Balance at December 31, 2023	22,763